PGIM 60/40 Allocation Fund
Schedule of Investments (unaudited) as of April 30, 2023
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	3,032,912	$51,650,486
PGIM Total Return Bond Fund (Class R6)	2,853,219	34,324,229

Total Long-Term Investments (cost $86,254,038)		85,974,715

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $101,344)	101,344	101,344

TOTAL INVESTMENTS 100.0% (cost $86,355,382)(wd)		86,076,059
Liabilities in excess of other assets (0.0)%		(33,330)

Net Assets 100.0%		$86,042,729

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM 60/40 Allocation Fund